Collateralized accounts receivable and recourse and non-recourse debt	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Collateralized accounts receivable and recourse and non-recourse debt
10.	Collateralized accounts receivable and recourse and non-recourse debt

10.1	Collateralized accounts receivable
The Company held certain structured operations in the Commercial Aviation business unit in which the financial asset was comprised of financial inflows to be received over time and unguaranteed residual value of aircraft under specified return conditions to be received at the end of contract term. These structured operations were financed by third parties with the liability recorded as recourse and non-recourse
debt. As of December 31, 2019, the remaining operations were ceased with
full collection of minimum lease payments receivable and settlement of related liabilities with third parties (Note 10.2).
Impairment losses over the unguaranteed residual value of aircraft included in such structured operations amounted to US$ 32.8 in 2019 (US$ 32.2 in 2018) recognized as expenses of discontinued operations.
In addition, certain structured operations of the Commercial Aviation business unit had its cash inflows sold to third parties, to whom financial guarantees were granted. In such cases, the Company maintained the cash inflow recorded as collateralized accounts receivable (guaranteed operation) and recorded as recourse
and
non-recou
r
se
debt (Note 10.2) the related liabilities until it is exposed to the significant risks of this transaction. This structure completion is expected to 2025 and it is not part of assets and liabilities held for sale being retained by the Company continuing operations.

	12.31.2019	12.31.2018
Estimated residual value of leased assets	—	215.8
Minimum lease payments receivable	—	122.6
Guaranteed operation (cash inflow)	17.6	27.0
Impairment	—	(129.5)

Investment in sales-type lease	17.6	235.9

Current portion	4.0	218.5
Non-current portion	13.6	17.4

10.2	Recourse and non-recourse debt

	12.31.2019	12.31.2018
Recourse debt	10.6	330.6
Non-recourse debt	7.0	10.8

	17.6	341.4

Current portion	4.0	324.0
Non-current portion	13.6	17.4